Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - Interest rate swaps [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest rate swaps	¥ 75	¥ 46
Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Cross currency swaps	¥ 44	¥ 64